SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in equity
Balance, beginning of year		$ 420,965	$ 1,132,837
Balance, beginning of year (in shares)		223,000,000
Issue of shares (net of tax effected issue costs) (in shares)	33,062,500
Purchase of common shares under Normal Course Issuer Bid		$ (123,200)	$ (1,900)	$ (134,300)
Purchase of common shares under Normal Course Issuer Bid (in shares)		(12,897,721)	(340,434)	(18,231,401)
Balance, end of year		$ 609,310	$ 420,965	$ 1,132,837
Balance, end of year (in shares)		244,000,000	223,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year		$ 3,113,829	$ 3,106,875	$ 3,294,496
Balance, beginning of year (in shares)		222,548,000	221,744,000	239,411,000
Issue of shares (net of tax effected issue costs)		$ 99,516
Issue of shares (net of tax effected issue costs) (in shares)		33,062,000
Purchase of common shares under Normal Course Issuer Bid		$ (128,686)	$ (3,582)	$ (190,917)
Purchase of common shares under Normal Course Issuer Bid (in shares)		(12,898,000)	(340,000)	(18,231,000)
Share-based compensation - treasury settled		$ 9,402	$ 10,694	$ 3,296
Share-based compensation - treasury settled (in shares)		1,140,000	1,160,000	564,000
Cancellation of predecessor shares			$ (158)
Cancellation of predecessor shares (in shares)			(16,000)
Balance, end of year		$ 3,094,061	$ 3,113,829	$ 3,106,875
Balance, end of year (in shares)		243,852,000	222,548,000	221,744,000